Leases - Minimum Future Income (Table) (Details) $ in Thousands	Dec. 31, 2014 USD ($)
Leases [Abstract]
2015	$ 63,047
2016	63,220
2017	37,361
2018	35,152
2019	35,152
Thereafter	209,128
Total minimum lease revenue, net of commissions	$ 443,060